ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
a.	General:

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Eltek Ltd. ("the Company") was organized in Israel in 1970, and its shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company".

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The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe and North America.

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The Company markets its product mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries.

The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holding and/or any of its subsidiaries are referred to as "Nistec").

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The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations. Due to these conditions and other financial and business factors, the Company's liquidity position, as well as its operating performance, was negatively affected. As a result, the Company incurred a net losses and suffered negative cash flows from its operating activities. As of September 30, 2018 the Company's working capital deficiency amounted to $5.9 million and its accumulated deficit amounted to approximately $20.9 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

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On October 2, 2018, the Company received notification from NASDAQ advising the Company that as of October 1, 2018, the Company did not maintain stockholders’ equity of $2.5 million, nor does not meet the alternatives of market value of listed securities or net income from continuing operations, and therefore is not in compliance with the stockholders’ equity listing rule. On December 7, 2018, the Company have received a notice from NASDAQ advising that the Company have been granted an extension of time to regain compliance with the shareholders’ equity requirement until March 31, 2019. Therefore, the Company's Board of Directors decided to execute a rights offering. If the Company fails to provide evidence of compliance with the shareholders’ equity requirement by March 31, 2019, it may be subject to delisting from Capital Market. Nistec Golan has informed the Company that it commit to exercise its subscription right by converting approximately $2.5 million of debt owed to it by the Company into the Company’s ordinary shares in the rights offering.

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In June 2017, due to continued losses and the Company's limited ability to obtain additional loans from the banks, the Company obtained a loan of NIS 5.0 million (approximately $ 1.4 million) from Nistec. The terms of the loan were amended in April 2018, with retroactive effect as of June 2017.

In July 2017, the Company received a line of credit dedicated to a specific project of up to NIS 4.5 million (approximately $1.3 million) from Bank HaPoalim, guaranteed by Nistec Ltd., for a period of up to one year . In July 2018 Bank HaPoalim extended the dedicated line of credit. In January 2019 the Company reduced the line of credit to NIS 2.25 million (approximately $ 620).

In November 2017, the Company obtained a loan of NIS 3 million (approximately $ 840) from Mizrahi-Tefahot Bank, guaranteed by Nistec.

In March 2018, the Company obtained another loan from Nistec of NIS 4.0 million (approximately $ 1.1 million). In July 2018, in accordance with the Commitment Letter, the Company obtained another loan from Nistec of NIS 1.0 million (approximately $ 275).

In April 2018, Nistec provided the Company a letter of commitment to provide the Company with additional financing in the amount of up to $ 2.5 million, valid for one year following the date of 2017 financial statements approval (the "Commitment Letter").

In April 2018, the Company’s Board of Directors approved the additional funding extended by Nistec in March 2018 and  approved to receive a Commitment Letter from Nistec for providing the Company with financing, either through a bank loan guaranteed by Nistec, a loan extended directly by Nistec to the Company, or a combination thereof. In the event that Nistec will provide the Company with a loan, its terms will either be back-to-back to the terms at which Nistec obtains its financing, or, at Nistec’s discretion, such loan will bear no interest, but will be linked to the Israeli Consumer Price Index.

In August 2018, the Company obtained a credit facility of NIS 7 million (approximately $ 1,930) from a non-banking financial institution, guaranteed by Nistec.

In January 2019, Nistec provided the Company with an additional loan of NIS 2.0 million (approximately $530), due on April 30, 2019. However, the Company exercised an option to extend the term of the loan until May 1, 2020 as approved by Company's Audit Committee that determined that such extension is required for the Company’s orderly operations.

As of January 2019, the total principal amounts of the loans received by the Company from Nistec, (as described above) is NIS 12 million (approximately $ 3.3 million). Nistec has agreed that in event that such loan will not be converted into ordinary shares of the Company, these loans will become due on or after May 1, 2020.

In addition, Nistec guaranteed NIS 2.0 million (approximately US$530) of the Company's existing debt to bank Leumi, which is due to be repaid by April 30, 2019. As approved by Company's Audit Committee and Board of Directors, the Company exercised an option that Nistec will repay on April 30, 2019 the debt owed to the bank, and in such event, the guarantee will convert into a loan to the Company, which is due by May 1, 2020.

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertakings the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $ 4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of September 30, 2018 the Company was not in compliance with these covenants and is not expecting to be in compliance on December 31, 2018.

After the balance sheet date, one bank granted the Company a waiver from such non-compliance. The Company is require to meet these covenants in its financial statements for December 31, 2019 (to be issued no later than May 1, 2020) and the other bank granted the Company a waiver from such non-compliance, and adjusted the financial covenants, to be met in the Company's financial statements for December 31, 2019 (to be issued not later than 120 days from December 31, 2019). The adjusted covenants include: (i) adjusted shareholders' equity (excluding certain intangible and other assets) of at least $ 2.5 million; and (ii) Positive EBITDA (greater than zero).

The Company expects that in case that its plans for the year 2019 will not be realized, it will not to meet the above mentioned financial covenants. As a result, Nistec provided the Company a commitment that in case that the Rights Offering will not be consummated and the Company will be expected not to be incompliance with the minimum adjusted equity covenant, Nistec will convert the debt owed to it by the Company into equity in terms to be agreed in good faith between the Company and Nistec, in order to enable the Company to meet its financial covenants. Nistec has also agreed that in the event that the guarantees that it provided to bank Mizrahi-Tefahot and to the non-banking institution will be exercised by bank Mizrahi-Tefahot and the non-banking financial institution, the amount due by the Company to Nistec as a result of the guarantee will be due by May 1, 2020.

The Company's management believes that its current business plans and the commitments from Nistec will enable the Company to continue to operate for a period of at least one year from the date of the approval of these financial statements. In the event the Company will not be successful in generating sufficient cash from its current operations, the Company may be required to obtain additional financing from external sources. There is no assurance that such financing will be obtained.

Basis of presentation
b.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries.

The Company sells goods through its subsidiaries that function as distributors. All intercompany transactions and balances were eliminated in consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Functional and reporting currency

c.	Functional and reporting currency:

The Company's functional currency is the New Israeli Shekel ("NIS"). Transactions denominated in foreign currencies are translated into NIS using the prevailing exchange rates at the date of the transaction. Gains and losses from the translation of foreign currency transactions are recorded in financial income or expenses.

The Company's reporting currency is the U.S. dollar. Assets and liabilities are translated to the reporting currency using the exchange rate at the end of the year. Revenues and expenses are translated into the reporting currency using the average exchange rate for each quarter. Translation adjustments are reported separately as a component of accumulated other comprehensive income.

Translation of foreign entity operations

d.	Translation of foreign entity operations:

The financial statements of foreign subsidiaries are translated into the Company's functional currency as follows:

1.	Assets and liabilities are translated according to the exchange rate on the consolidated balance sheet date.

2.	Income and expense items are translated according to the weighted average exchange rate on a quarterly basis.

3.	The resulting exchange rate differences are classified as a separate item in shareholders' equity.

Exchange rates and linkage bases
e.	Exchange rates and linkage bases:

1.	Balances linked to the Israeli Consumer Price Index ("CPI") are recorded pursuant to contractual linkage terms of the specific assets and liabilities.

2.	Details of the CPI and the representative exchange rates are as follows:

	Israeli CPI	Exchange rate
		$1	€1
	Points	N I S

September 30, 2018	101.5	3.627	4.216
December 31, 2017	100.4	3.467	4.153
December 31, 2016	98.9	3.845	4.044

	%

September 30, 2018	1.1	4.6	1.5
December 31, 2017	1.5	(0.1)	2.7
December 31, 2016	(0.4)	(1.5)	(4.8)

Use of estimates
f.	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowance for doubtful accounts, deferred tax assets, inventory, income tax uncertainties and other contingencies.

Unaudited interim financial statements

g.	Unaudited interim financial statements:

The accompanying consolidated balance sheet as of September 30, 2018, consolidated statements of income and comprehensive income (loss) for the three and nine months ended September 30, 2018 and 2017 and the consolidated statements of cash flows for the three and nine months ended September 30, 2018 and 2017 are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the preparation of the consolidated financial statements, the Company applied the significant accounting policies, on a consistent basis to the audited consolidated annual financial statements of the Company as of December 31, 2017 except as detailed in note 1h (accounting pronouncements adopted in 2018).

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of September 30, 2018, and the Company's consolidated cash flows and results of operations for the three and nine months ended September 30, 2018 and 2017.

The balance sheet as of December 31, 2017 has been derived from the audited consolidated financial statements as of such date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for a complete set of financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2017 included in the Company's Annual Report on Form 20-F/A filed with the U.S. Securities and Exchange Commission (“SEC”) on April 30, 2018.

Accounting Pronouncements adopted in 2018

h.
Accounting Pronouncements adopted in 2018:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606). Topic 606 supersedes the revenue recognition requirements in Topic 605 “Revenue Recognition” (Topic 605). The Company adopted the new standard effective January 1, 2018 using the modified retrospective method. The new standard had immaterial impact on the Company's unaudited interim consolidated financial statements.

Standards issued but not yet effective
i.
Standards issued but not yet effective:

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (Topic 842) "Leases". Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases". Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. ASU No. 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. In July 2018, the FASB issued amendments in ASU 2018-11, which provide another transition method in addition to the existing transition method, by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, and to not apply the new guidance in the comparative periods they present in the financial statements. The Company has elected to apply the standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company also expects to elect certain relief options offered in ASU 2016-02 including certain available transitional practical expedients. The Company is still evaluating the final impact that this standard will have on the Company's financial statements and at this stage, the Company evaluates that the adoption of the new standard is not expected to have a material effect on the 2019 Consolidated Statements of Income.